Other Assets (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
REO		$ 156,223	$ 249,699	$ 411,659
Goodwill		61,076	0
Intangible assets, net		21,400	0
Capital contributions made to loan origination partners		71,673	47,148
Other interest-earning assets		57,522	0
Interest receivable		50,191	38,850
Other loan related receivables		$ 34,191	$ 16,682
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]		Total Other Assets	Total Other Assets
Operating Lease, Right-of-Use Asset		$ 39,370	$ 758
Other		73,910	32,244
Total Other Assets	[1]	565,556	385,381
Real estate held-for-investment		11,300	$ 61,800
Accumulated amortization		$ 6,600
Borrowing rate		7.50%

[1]	See Note 6 for information regarding the Company’s pledged assets.